INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock shares no par value	$ 0	$ 0
Common stock shares authorized	500,000,000	500,000,000
Common stock shares outstanding	137,136,395	136,185,264
Common stock shares issued	137,136,395	136,185,264